Return Stacked Bonds & Futures Yield ETF

Consolidated Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 75.2%	Shares	Value
State Street SPDR Portfolio Aggregate Bond ETF(a)	2,293,278	$58,593,253

TOTAL EXCHANGE TRADED FUNDS (Cost $58,777,207)		58,593,253

SHORT-TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	13,185,902	13,185,902

TOTAL SHORT-TERM INVESTMENTS (Cost $13,185,902)		13,185,902

TOTAL INVESTMENTS - 92.1% (Cost $71,963,109)		$71,779,155
Other Assets in Excess of Liabilities - 7.9%		6,119,005
TOTAL NET ASSETS - 100.0%		$77,898,160

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

Return Stacked Bonds & Futures Yield ETF

Consolidated Schedule of Futures Contracts

April 30, 2026 (Unaudited)

The Return Stacked Bonds & Futures Yield ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of April 30, 2026:

FUTURES CONTRACTS - 1.6%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	387	06/15/2026	$27,834,975	$276,490
Brent Crude Oil(a)	25	05/29/2026	2,760,000	215,142
British Pound/U.S. Dollar Cross Currency Rate	407	06/15/2026	34,597,544	442,490
E-Mini Nasdaq 100	9	06/18/2026	4,967,280	29,963
Euro/U.S. Dollar Cross Currency Rate	4	06/15/2026	588,000	(121)
German 10 Year Government Bond	9	06/08/2026	1,323,480	2,350
Long Gilt	52	06/26/2026	6,118,437	(103,207)
Low Sulfur Gas Oil(a)	18	06/11/2026	2,218,950	289,351
NY Harbor Ultra-Low Sulfur Diesel(a)	13	05/29/2026	2,228,171	328,905
RBOB Gasoline(a)	35	05/29/2026	5,314,050	767,921
Silver(a)	1	07/29/2026	370,140	9,661
U.S. Treasury 10 Year Note	269	06/18/2026	29,749,719	(184,216)
U.S. Treasury 2 Year Note	24	06/30/2026	4,971,000	(31,883)
U.S. Treasury 5 Year Note	382	06/30/2026	41,193,328	(187,835)
U.S. Treasury Long Bond	143	06/18/2026	16,136,656	(189,519)
WTI Crude Oil(a)	20	05/19/2026	2,101,400	271,472
				$1,936,964

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(192)	06/16/2026	$(14,160,000)	$(114,122)
Copper(a)	(39)	07/29/2026	(5,830,988)	141,838
DAX Index	(1)	06/19/2026	(715,178)	(179)
E-Mini S&P 500 Index	(18)	06/18/2026	(6,519,375)	(83,820)
Euro Stoxx 50	(57)	06/19/2026	(3,904,842)	(158,437)
FTSE 100 Index	(64)	06/19/2026	(9,025,764)	67,251
Gold(a)	(9)	06/26/2026	(4,166,640)	35,099
Japanese Yen/U.S. Dollar Cross Currency Rate	(196)	06/15/2026	(15,719,200)	(284,403)
Natural Gas(a)	(55)	05/27/2026	(1,521,850)	(24,962)
Nikkei 225	(1)	06/11/2026	(299,250)	(3,459)
S&P/TSX 60 Index	(30)	06/18/2026	(8,746,749)	(239,159)
				(664,353)

Net Unrealized Appreciation (Depreciation)				$1,272,611

(a)	All or a portion of the investment is a holding of the Return Stacked RSBY Cayman Subsidiary.